Summary of Significant Accounting Policies (Details) - Schedule of Exchange Rate	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023
Schedule of Exchange Rate [Abstract]
Period End	7.2401	7.3171	6.912
Average rate	7.1949	7.059	6.927